Right-of-Use Assets and Lease Liabilities - Schedule of Other Supplemental Information about the Company’s Operating Lease (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Supplemental Information about the Company’s Operating Lease [Abstract]
Weighted average discount rate	4.40%	6.80%
Weighted average remaining lease term (years)	4 years 2 months 1 day	1 year 1 month 28 days